BASIS OF PRESENTATION	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

GREENVECTOR HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS